Restricted Net Assets	12 Months Ended
May 31, 2012
Restricted Net Assets
23.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIE from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WFOEs or VIE to the Company in any of the three years ended May 31, 2012. Restricted net assets include net assets of VIE and paid in capital and reserves of WOFEs. The balance of restricted net assets was $285,792 and $350,117 as of May 31, 2011 and 2012, respectively.